Offsets	Jun. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-295602
Initial Filing Date	May 06, 2026
Fee Offset Claimed	$ 1,951.89
Explanation for Claimed Amount	The Registrant previously paid a registration fee of $2,011.04 in connection with the initial filing of the Registration Statement on Form S-3 on May 6, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant's common stock as reported on The Nasdaq Stock Market. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	NextPlat Corp
Form or Filing Type	S-3
File Number	333-295602
Filing Date	May 06, 2026
Fee Paid with Fee Offset Source	$ 2,011.04